VANECK ENVIRONMENTAL SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.8%
Australia : 1.8%
Cleanaway Waste
Management Ltd. † 974,366 $ 1,678,578
Underline
Canada : 4.3%
GFL Environmental, Inc.
(USD) † 91,653 3,936,497
Underline
France : 5.7%
Veolia Environnement SA 148,098 5,150,149
Underline
Japan : 8.9%
Daiei Kankyo Co. Ltd. 26,100 647,212
Kurita Water Industries Ltd. 59,100 2,399,782
NGK Insulators Ltd. 135,600 2,907,926
Organo Corp. † 17,400 1,439,634
Takuma Co. Ltd. 43,100 680,632
8,075,186
Netherlands : 1.9%
Arcadis NV † 42,365 1,766,061
Underline
United Kingdom : 2.5%
Drax Group PLC 198,571 2,235,525
Underline
United States : 74.7%
Advanced Drainage Systems,
Inc. 27,214 3,941,404
Casella Waste Systems,
Inc. * † 33,043 3,236,231
Clean Harbors, Inc. * 17,049 3,997,649
Core & Main, Inc. * 73,754 3,832,995
Number
of Shares Value
United States (continued)
Darling Ingredients, Inc. * 85,741 $ 3,086,676
Donaldson Co., Inc. 44,180 3,916,999
Ecolab, Inc. 28,113 7,380,225
Energy Recovery, Inc. * 27,295 368,210
Federal Signal Corp. 30,519 3,314,058
PureCycle Technologies,
Inc. * † 74,762 642,206
Republic Services, Inc. 28,332 6,004,401
Tetra Tech, Inc. 120,095 4,027,986
Veralto Corp. 46,277 4,617,519
Waste Connections, Inc. 37,694 6,610,020
Waste Management, Inc. 34,605 7,603,064
Xylem, Inc. 39,205 5,338,937
67,918,580
Total Common Stocks
(Cost: $84,099,883) 90,760,576
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.4%
Money Market Fund: 0.4%
(Cost: $325,157)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.80%(a) 325,157 325,157
Total Investments: 100.2%
(Cost: $84,425,040) 91,085,733
Liabilities in excess of other assets: (0.2)% (196,189)
NET ASSETS: 100.0% $ 90,889,544
Definitions:
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $3,698,125.
* Non-income producing
(a) Rate shown is the 7-day yield as of 12/31/25.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 90,760,576
Australia $ — $ 1,678,578 $ — $ 1,678,578
Canada 3,936,497 — — 3,936,497
France — 5,150,149 — 5,150,149
Japan — 8,075,186 — 8,075,186
Netherlands — 1,766,061 — 1,766,061
United Kingdom 2,235,525 — — 2,235,525
United States 67,918,580 — — 67,918,580
Money Market Fund 325,157 — — 325,157
Total Investments $ 74,415,759 $ 16,669,974 $ — $ 91,085,733